Convertible Redeemable Preferred Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 09, 2020	May 31, 2017
Preferred stock, shares authorized	1,200,000	1,200,000
Preferred stock stated value	$ 0.0001	$ 0.0001
Preferred stock accretion	$ 2,333,333	$ 1,000,000
Series A Preferred Stock [Member]
Number of redeemed shares	730,000	70,000
Number of redeemed shares, value	$ 3,650,000	$ 350,000
Series A Preferred Stock [Member] | IPO [Member]
Number of redeemed shares	700,000
Number of redeemed shares, value	$ 3,500,000
Board of Directors [Member]
Preferred stock, shares authorized	50,000,000		1,200,000
Preferred stock stated value			$ 0.0001
Board of Directors [Member] | Series A Preferred Stock [Member]
Preferred stok stated value option, percentage	20.00%
Preferred stock reedemable	$ 1,000,000
Board of Directors [Member] | Definitive Purchase Agreement [Member]
Preferred stock, shares authorized				1,000,000
Preferred stock stated value				$ 5